RESTRICTED SHARE UNITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of restricted share units [Abstract]
Disclosure of restricted share units activity [Table Text Block]
Number of RSUs

Balance, December 31, 2023	1,985,000
Issued	800,000
Settlement	(840,000)
Balance, December 31, 2024	1,945,000
Issued	2,854,800
Settlement	(1,390,000)
Balance, December 31, 2025	3,409,800
Unvested	2,247,500
Vested, December 31, 2025	1,162,300